UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6385

        Nuveen Ohio Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         10/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO)
	October 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.8% (3.1% of Total Investments)
$ 5,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BBB	$4,854,150
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47
2,580	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	2,579,923
	Series 2002, 5.375%, 5/15/33

7,580	Total Consumer Staples			7,434,073

	Education and Civic Organizations – 16.8% (10.7% of Total Investments)
1,650	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	1,670,147
	2006, 5.000%, 7/01/41
1,750	Ohio Higher Education Facilities Commission, General Revenue Bonds, Oberlin College, Series	10/13 at 100.00	AA	1,819,738
	2003, 5.125%, 10/01/24
1,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/15 at 100.00	Baa2	971,950
	2005, 5.000%, 12/01/29
5,000	Ohio Higher Educational Facilities Commission, General Revenue Bonds, University of Dayton,	12/16 at 100.00	AAA	5,220,550
	2006 Project, Series 2006, 5.000%, 12/01/30 – AMBAC Insured
1,415	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2004,	11/14 at 100.00	AA	1,478,236
	5.000%, 11/01/21
1,320	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series	12/14 at 100.00	AAA	1,371,361
	2004, 5.000%, 12/01/25 – AMBAC Insured
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/11 at 100.00	Baa2	1,034,810
	2001, 5.500%, 12/01/15
1,500	Ohio State Higher Education Facilities, Revenue Bonds, Case Western Reserve University, Series	12/16 at 100.00	AAA	1,543,515
	2006, 5.000%, 12/01/44 – MBIA Insured
1,200	Ohio State University, General Receipts Bonds, Series 2002A, 5.125%, 12/01/31	12/12 at 100.00	Aa2	1,245,900
3,000	Ohio State University, General Receipts Bonds, Series 2003B, 5.250%, 6/01/22	6/13 at 100.00	AA	3,195,150
1,510	University of Akron, Ohio, General Receipts Bonds, Series 2003A, 5.000%, 1/01/21 –	1/13 at 100.00	AAA	1,583,718
	AMBAC Insured
850	University of Cincinnati, Ohio, General Receipts Bonds, Series 2003C, 5.000%, 6/01/22 –	6/13 at 100.00	AAA	889,959
	FGIC Insured
	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D:
1,200	5.000%, 6/01/19 – AMBAC Insured	6/14 at 100.00	AAA	1,270,236
2,605	5.000%, 6/01/25 – AMBAC Insured	6/14 at 100.00	AAA	2,709,252

25,000	Total Education and Civic Organizations			26,004,522

	Health Care – 20.4% (13.0% of Total Investments)
2,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	11/09 at 101.00	Baa1	2,019,180
	Bonds, Summa Health System, Series 1998A, 5.375%, 11/15/24
	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center Project,
	Series 2006K:
5,200	5.000%, 5/15/31 – FGIC Insured (UB)	5/16 at 100.00	AAA	5,365,802
4,140	4.375%, 5/15/32 – FGIC Insured (UB)	5/16 at 100.00	AAA	3,877,069
1,000	Cuyahoga County, Ohio, Hospital Revenue Refunding and Improvement Bonds, MetroHealth System,	2/08 at 101.00	AAA	1,021,480
	Series 1997, 5.625%, 2/15/17 – MBIA Insured
2,000	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A,	7/13 at 100.00	AA–	2,175,540
	6.000%, 1/01/32
4,500	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center,	8/12 at 101.00	A	4,653,180
	Series 2002A, 5.625%, 8/15/32
2,455	Hamilton County, Ohio, Revenue Bonds, Children’s Hospital Medical Center, Series 2004J,	5/14 at 100.00	AAA	2,628,249
	5.250%, 5/15/16 – FGIC Insured
785	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A–	797,120
	Inc., Series 2006, 5.250%, 5/15/21
	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A:
2,500	5.000%, 5/01/30	5/14 at 100.00	AA	2,531,125
2,500	5.000%, 5/01/32	No Opt. Call	AA	2,521,375
830	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A–	873,965
	Obligated Group, Series 2000B, 6.375%, 11/15/30
1,200	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	1,212,012
	5.250%, 11/15/36
1,705	Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union Hospital Project, Series	10/11 at 101.00	AA	1,780,020
	2001, 5.750%, 10/01/21 – RAAI Insured

30,815	Total Health Care			31,456,117

	Housing/Multifamily – 8.3% (5.3% of Total Investments)
1,385	Clermont County, Ohio, GNMA Collateralized Mortgage Revenue Bonds, S.E.M. Villa II Project,	2/08 at 100.00	Aaa	1,386,163
	Series 1994A, 5.950%, 2/20/30
925	Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds,	9/12 at 102.00	Aaa	942,261
	Livingston Park Apartments Project, Series 2002A, 5.350%, 9/20/27 (Alternative Minimum Tax)
	Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds,
	Longwood Phase One Associates LP, Series 2001A:
2,475	5.350%, 1/20/21 (Alternative Minimum Tax)	7/11 at 102.00	Aaa	2,530,391
2,250	5.450%, 1/20/31 (Alternative Minimum Tax)	7/11 at 102.00	Aaa	2,286,788
985	Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Hamilton Creek	1/08 at 100.00	Aa2	985,453
	Apartments Project, Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)
800	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court	10/18 at 101.00	Aaa	814,384
	Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna
	Homes, Series 2006M:
800	4.450%, 10/01/09 (Alternative Minimum Tax)	No Opt. Call	Aaa	803,752
850	4.900%, 6/20/48 (Alternative Minimum Tax)	6/16 at 102.00	AAA	806,999
1,000	Ohio Housing Finance Agency, Multifamily Housing Revenue Bonds, Warren Heights Project, GNMA	No Opt. Call	Aaa	1,002,740
	Collateralized, Series 2007, 5.100%, 11/20/48 (Alternative Minimum Tax)
1,200	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, CAllis Tower Apartments	9/17 at 102.00	AAA	1,189,224
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)

12,670	Total Housing/Multifamily			12,748,155

	Housing/Single Family – 3.1% (2.0% of Total Investments)
1,670	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	9/08 at 102.00	Aaa	1,684,028
	Revenue Bonds, Series 1997B, 5.400%, 9/01/29 (Alternative Minimum Tax)
1,180	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	3/08 at 101.50	AAA	1,193,369
	Revenue Bonds, Series 1998A-1, 5.300%, 9/01/19 – FSA Insured (Alternative Minimum Tax)
2,000	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%,	9/15 at 100.00	Aaa	1,976,540
	9/01/31 (Alternative Minimum Tax)

4,850	Total Housing/Single Family			4,853,937

	Industrials – 1.4% (0.9% of Total Investments)
530	Cleveland-Cuyahoga County Port Authority, Ohio, Bond Fund Program Development Revenue Bonds,	11/14 at 100.00	N/R	547,172
	Myers University, Series 2004E, 5.600%, 5/15/25
1,500	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and	2/08 at 102.00	AAA	1,535,130
	Emery Worldwide Airlines Inc. – Guarantors, Series 1998A, 5.625%, 2/01/18

2,030	Total Industrials			2,082,302

	Long-Term Care – 2.5% (1.6% of Total Investments)
4,100	Hamilton County, Ohio, Health Care Revenue Refunding Bonds, Life Enriching Communities	1/17 at 100.00	BBB	3,880,322
	Project, Series 2006A, 5.000%, 1/01/37

	Materials – 1.4% (0.8% of Total Investments)
2,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A	2,055,900
	4.500%, 12/01/15

	Tax Obligation/General – 36.0% (23.0% of Total Investments)
1,000	Ansonia Local School District, Darke County, Ohio, General Obligation Bonds, Series 2000,	12/10 at 102.00	Aaa	1,068,610
	5.500%, 12/01/22 – MBIA Insured
	Butler County, Ohio, General Obligation Bonds, Series 2002:
1,345	5.000%, 12/01/21 – MBIA Insured	12/12 at 100.00	Aaa	1,419,244
1,200	5.000%, 12/01/22 – MBIA Insured	12/12 at 101.00	Aaa	1,258,380
1,500	Centerville City School District, Montgomery County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aaa	1,557,930
	2005, 5.000%, 12/01/30 – FSA Insured
1,000	Central Ohio Solid Waste Authority, General Obligation Bonds, Series 2004A, 5.000%, 12/01/15 –	6/14 at 100.00	AAA	1,069,100
	AMBAC Insured
2,600	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2002,	12/12 at 100.00	AAA	2,770,846
	5.250%, 6/01/21 – FSA Insured
1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series	6/14 at 100.00	AAA	1,053,200
	2004, 5.000%, 12/01/22 – FSA Insured
1,200	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	1,267,428
1,000	Dayton, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/19 – AMBAC Insured	6/14 at 100.00	AAA	1,072,880
1,000	Dublin City School District, Franklin, Delaware and Union Counties, Ohio, General Obligation	12/13 at 100.00	AAA	1,048,650
	Bonds, Series 2003, 5.000%, 12/01/22 – FSA Insured
1,000	Dublin, Ohio, Unlimited Tax Various Purpose Improvement Bonds, Series 2000A, 5.000%, 12/01/20	12/10 at 100.00	Aaa	1,034,130
1,195	Fairview Park City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aaa	1,252,145
	2005, 5.000%, 12/01/24 – MBIA Insured
1,840	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/28	12/17 at 100.00	AAA	1,937,483
1,300	Franklin County, Ohio, Limited Tax General Obligation Refunding Bonds, Series 1993,	12/08 at 102.00	AAA	1,348,360
	5.375%, 12/01/20
6,650	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%,	6/17 at 100.00	AAA	6,919,458
	12/01/34 – FSA Insured (UB)
125	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, Drivers 1766,	6/17 at 100.00	AAA	140,193
	3.500%, 12/01/34 – FSA Insured (IF)
1,850	Hilliard School District, Franklin County, Ohio, General Obligation Bonds, School	12/15 at 100.00	AAA	1,933,065
	Construction, Series 2005, 5.000%, 12/01/26 – MBIA Insured
3,000	Hilliard School District, Franklin County, Ohio, General Obligation Bonds, Series 2006A,	12/16 at 100.00	AAA	3,155,280
	5.000%, 12/01/25 – MBIA Insured
1,160	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	Aaa	1,214,532
	5.000%, 12/01/22 – MBIA Insured
800	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007,	12/17 at 100.00	AAA	845,064
	5.000%, 12/01/25 – FGIC Insured
2,000	Louisville City School District, Ohio, General Obligation Bonds, Series 2001, 5.000%,	12/11 at 100.00	Aaa	2,055,540
	12/01/29 – FGIC Insured
505	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AAA	529,078
	2006, 5.000%, 12/01/25 – FSA Insured
500	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds,	6/17 at 100.00	Aa1	521,840
	Series 2007, 5.000%, 12/01/31
1,515	Massillon City School District, Ohio, General Obligation Bonds, Series 2003, 5.250%,	12/12 at 100.00	Aaa	1,614,551
	12/01/21 – MBIA Insured
640	New Albany Plain Local School District, Franklin County, Ohio, General Obligation Bonds,	6/12 at 100.00	Aaa	689,536
	Series 2002, 5.500%, 12/01/17 – FGIC Insured
1,000	Newark City School District, Licking County, Ohio, General Obligation Bonds, Series 2005,	12/15 at 100.00	AAA	1,042,820
	5.000%, 12/01/28 – FGIC Insured
3,000	Ohio, General Obligation Bonds, Infrastructure Improvements, Series 2003F, 5.000%, 2/01/23	2/13 at 100.00	AA+	3,129,780
1,510	Painesville City School District, Ohio, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	1,590,483
	12/01/22 – FGIC Insured
1,155	Perry Local School District, Allen County, Ohio, General Obligation Bonds, Series 2001,	12/11 at 101.00	AAA	1,229,463
	5.250%, 12/01/25 – AMBAC Insured
280	Plain Local School District, Franklin and Licking Counties, Ohio, General Obligation Bonds,	6/11 at 100.00	Aaa	301,661
	Series 2000, 6.000%, 12/01/20 – FGIC Insured
1,445	Portage County, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/27 – FGIC Insured	12/11 at 100.00	AAA	1,496,139
2,000	Strongsville, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/21 – FGIC Insured	12/11 at 100.00	Aaa	2,088,000
70	Strongsville, Ohio, Limited Tax General Obligation Various Purpose Improvement Bonds, Series	12/07 at 101.00	Aa1	71,529
	1996, 5.950%, 12/01/21
	Warren City School District, Trumbull County, Ohio, General Obligation Bonds, Series 2004:
2,515	5.000%, 12/01/20 – FGIC Insured	6/14 at 100.00	AAA	2,662,203
1,170	5.000%, 12/01/22 – FGIC Insured	6/14 at 100.00	AAA	1,232,244
1,000	West Chester Township, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%,	12/13 at 100.00	Aaa	1,030,070
	12/01/28 – MBIA Insured
1,000	Westlake, Ohio, Various Purpose General Obligation Improvement and Refunding Bonds, Series	12/08 at 101.00	Aaa	1,030,990
	1997, 5.550%, 12/01/17

53,070	Total Tax Obligation/General			55,681,905

	Tax Obligation/Limited – 14.2% (9.1% of Total Investments)
1,380	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%,	6/14 at 100.00	AAA	1,426,437
	12/01/25 – AMBAC Insured
3,000	Franklin County, Ohio, Excise Tax and Lease Revenue Anticipation Bonds, Convention Facilities	12/15 at 100.00	AAA	3,116,040
	Authority, Series 2005, 5.000%, 12/01/27 – AMBAC Insured
	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004:
1,085	5.000%, 12/01/18 – FGIC Insured	6/14 at 100.00	AAA	1,143,113
2,600	5.000%, 12/01/33 – FGIC Insured	6/14 at 100.00	AAA	2,663,726
4,600	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 5.000%, 12/01/32 –	12/16 at 100.00	Aaa	4,788,922
	AMBAC Insured
1,000	Hudson City School District, Ohio, Certificates of Participation, Series 2004, 5.000%,	6/14 at 100.00	Aaa	1,031,920
	6/01/26 – MBIA Insured
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds,
	Series 2001B:
1,000	5.500%, 10/01/15 – AMBAC Insured	4/12 at 100.00	AAA	1,073,960
1,000	5.500%, 10/01/17 – AMBAC Insured	4/12 at 100.00	AAA	1,070,170
800	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AAA	835,728
	Series 2005A, 5.000%, 4/01/25 – FSA Insured
2,645	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund	4/14 at 100.00	AAA	2,863,847
	Project, Series 2004A, 5.250%, 4/01/15 – MBIA Insured
1,000	Ohio, State Appropriation Lease Bonds, Mental Health Capital Facilities, Series 2003B-II,	6/13 at 100.00	AA	1,063,450
	5.000%, 6/01/16
3,430	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	AAA	904,594
	0.000%, 7/01/35 – AMBAC Insured

23,540	Total Tax Obligation/Limited			21,981,907

	Transportation – 4.1% (2.6% of Total Investments)
3,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.250%,	12/13 at 100.00	AA	3,041,940
	12/01/23 – RAAI Insured (Alternative Minimum Tax)
1,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2005B, 5.000%,	No Opt. Call	AAA	1,073,690
	12/01/14 – XLCA Insured
2,000	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 – FGIC Insured	No Opt. Call	AAA	2,248,180

6,000	Total Transportation			6,363,810

	U.S. Guaranteed – 33.1% (21.2 of Total Investments) (4)
1,000	Bay Village City School District, Ohio, General Obligation Unlimited Tax School Improvement	12/10 at 100.00	Aa2 (4)	1,045,390
	Bonds, Series 2001, 5.000%, 12/01/25 (Pre-refunded 12/01/10)
	Butler County, Ohio, General Obligation Judgment Bonds, Series 2002:
2,030	5.250%, 12/01/21 (Pre-refunded 12/01/12)	12/12 at 101.00	Aa2 (4)	2,208,599
2,140	5.250%, 12/01/22 (Pre-refunded 12/01/12)	12/12 at 101.00	Aa2 (4)	2,328,277
3,000	Cincinnati, Ohio, Water System Revenue Bonds, Series 2001, 5.000%, 12/01/19	6/11 at 100.00	AA+ (4)	3,150,750
	(Pre-refunded 6/01/11)
420	Cleveland, Ohio, Waterworks Revenue Refunding and Improvement Bonds, Series 1998I, 5.000%,	1/08 at 101.00	AAA	425,216
	1/01/28 (Pre-refunded 1/01/08) – FSA Insured
1,210	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 1999, 4.875%, 12/01/24	6/09 at 101.00	AAA	1,248,248
	(Pre-refunded 6/01/09) – AMBAC Insured
800	Franklin County, Ohio, First Mortgage Revenue, OCLC Inc. Project, Series 1979, 7.500%,	6/08 at 100.00	AAA	816,904
	6/01/09 (ETM)
2,000	Garfield Heights City School District, Cuyahoga County, Ohio, General Obligation School	12/11 at 100.00	Aaa	2,114,540
	Improvement Bonds, Series 2001, 5.000%, 12/15/26 (Pre-refunded 12/15/11) – MBIA Insured
1,000	Hamilton County, Ohio, Healthcare Facilities Improvement Revenue Bonds, Twin Towers, Series	10/08 at 101.00	BBB (4)	1,030,090
	1999A, 5.800%, 10/01/23 (Pre-refunded 10/01/08)
2,110	Hamilton County, Ohio, Sewer System Revenue and Improvement Bonds, Metropolitan Sewer District	6/10 at 101.00	AAA	2,249,555
	of Greater Cincinnati, Series 2000A, 5.750%, 12/01/25 (Pre-refunded 6/01/10) – MBIA Insured
1,000	Hilliard School District, Ohio, General Obligation School Improvement Bonds, Series 2000,	12/10 at 101.00	AAA	1,076,150
	5.750%, 12/01/24 (Pre-refunded 12/01/10) – FGIC Insured
2,000	Lakota Local School District, Butler County, Ohio, Unlimited Tax General Obligation School	6/11 at 100.00	Aaa	2,108,840
	Improvement and Refunding Bonds, Series 2001, 5.125%, 12/01/26 (Pre-refunded 6/01/11) –
	FGIC Insured
760	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Series 2004,	12/13 at 100.00	Aaa	819,151
	5.000%, 12/01/25 (Pre-refunded 12/01/13) – FGIC Insured
3,000	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series	4/10 at 101.00	A (4)	3,253,350
	1999, 6.750%, 4/01/18 (Pre-refunded 4/01/10)
1,260	Morgan Local School District, Morgan, Muskingum and Washington Counties, Ohio, Unlimited Tax	12/10 at 101.00	AA (4)	1,356,718
	General Obligation School Improvement Bonds, Series 2000, 5.750%, 12/01/22
	(Pre-refunded 12/01/10)
460	New Albany Plain Local School District, Franklin County, Ohio, General Obligation Bonds,	6/12 at 100.00	Aaa	498,125
	Series 2002, 5.500%, 12/01/17 (Pre-refunded 6/01/12) – FGIC Insured
4,315	Ohio Capital Corporation for Housing, FHA-Insured Section 8 Assisted Mortgage Loan Revenue	2/09 at 102.00	N/R (4)	4,525,831
	Refunding Bonds, Series 1999G, 5.950%, 2/01/24 (Pre-refunded 2/01/09)
	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation
	Bonds, Series 2004A:
1,315	5.250%, 12/01/23 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AAA	1,439,925
3,380	5.250%, 12/01/24 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AAA	3,701,100
6,000	Parma Community General Hospital Association, Ohio, Hospital Revenue Refunding and Improvement	11/08 at 101.00	N/R (4)	6,168,477
	Bonds, Series 1998, 5.375%, 11/01/29 (Pre-refunded 11/01/08)
1,000	Princeton City School District, Butler County, Ohio, General Obligation Bonds, Series 2003,	12/13 at 100.00	AAA	1,077,830
	5.000%, 12/01/30 (Pre-refunded 12/01/13) – MBIA Insured
1,670	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A– (4)	1,823,039
	Obligated Group, Series 2000B, 6.375%, 11/15/30 (Pre-refunded 11/15/10)
2,830	Springfield Township, Hamilton County, Ohio, Various Purpose Limited Tax General Obligation	12/11 at 100.00	Aa3 (4)	3,017,403
	Bonds, Series 2002, 5.250%, 12/01/27 (Pre-refunded 12/01/11)
1,500	Steubenville, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Trinity	10/10 at 100.00	A3 (4)	1,620,480
	Health System, Series 2000, 6.375%, 10/01/20 (Pre-refunded 10/01/10)
2,000	Westerville City School District, Franklin and Delaware Counties, Ohio, Various Purpose	6/11 at 100.00	AAA	2,100,500
	General Obligation Bonds, Series 2001, 5.000%, 12/01/27 (Pre-refunded 6/01/11) – MBIA Insured

48,200	Total U.S. Guaranteed			51,204,488

	Utilities – 7.2% (4.6% of Total Investments)
4,000	American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds,	2/12 at 100.00	Aaa	4,155,960
	Series 2002, 5.000%, 2/15/22 – MBIA Insured
3,000	Ohio Air Quality Development Authority, Revenue Bonds, JMG Funding Limited Partnership	4/08 at 101.00	Aaa	3,060,360
	Project, Series 1997, 5.625%, 1/01/23 – AMBAC Insured (Alternative Minimum Tax)
800	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	No Opt. Call	AAA	293,256
	Hydroelectric Project – Joint Venture 5, Series 2001, 0.000%, 2/15/29 – MBIA Insured
2,000	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	2/14 at 100.00	AAA	2,090,320
	Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/20 – AMBAC Insured
1,500	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	1,512,675
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

11,300	Total Utilities			11,112,571

	Water and Sewer – 3.3% (2.1% of Total Investments)
430	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 –	12/17 at 100.00	Aaa	449,208
	AMBAC Insured
1,000	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series	No Opt. Call	AAA	1,126,610
	1993G, 5.500%, 1/01/21 – MBIA Insured
40	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series	1/08 at 100.00	AAA	40,119
	1996H, 5.750%, 1/01/26 – MBIA Insured
580	Cleveland, Ohio, Waterworks Revenue Refunding and Improvement Bonds, Series 1998I, 5.000%,	1/08 at 101.00	AAA	586,629
	1/01/28 – FSA Insured
1,220	Hamilton, Ohio, Wastewater System Revenue Bonds, Series 2005, 5.250%, 10/01/22 – FSA Insured	10/15 at 100.00	Aaa	1,313,391
1,500	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water	6/15 at 100.00	AAA	1,576,695
	Quality Project, Series 2005B, 5.000%, 6/01/25

4,770	Total Water and Sewer			5,092,652

$ 235,925	Total Investments (cost $235,867,157) – 156.6%			241,952,661

	Floating Rate Obligations – (6.9)%			(10,670,000)

	Other Assets Less Liabilities – 0.1%			187,079

	Preferred Shares, at Liquidation Value – (49.8)%			(77,000,000)

	Net Assets Applicable to Common Shares – 100%			$154,469,740

The Fund may invest in "zero coupon" securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile then the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or
Baa by Moody's are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At October 31, 2007, the cost of investments was $225,117,015.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2007, were as follows:

Gross unrealized:
Appreciation	$ 7,357,152
Depreciation	(1,189,680)

Net unrealized appreciation (depreciation) of investments	$ 6,167,472

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Ohio Quality Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         December 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        December 28, 2007

* Print the name and title of each signing officer under his or her signature.